S000012097 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	227 Months Ended	275 Months Ended	293 Months Ended	553 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000121794 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	0.56%	2.14%
Performance Inception Date					Nov. 08, 2012
C000122680 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.33%	0.60%	2.19%
Performance Inception Date					Nov. 08, 2012
C000255092 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	0.48%	2.07%
Performance Inception Date	Oct. 02, 2024
C000032983 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.11%)	(0.36%)	1.51%
Performance Inception Date								Jul. 31, 2000
C000032983 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.93%)	(2.10%)	(0.04%)
Performance Inception Date								Jul. 31, 2000
C000032983 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.67%)	(0.93%)	0.53%
Performance Inception Date								Jul. 31, 2000
C000032985 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.22%	(0.53%)	1.06%
Performance Inception Date							Feb. 01, 2002
C000032986 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.71%	(0.02%)	1.56%
Performance Inception Date						Jan. 23, 2006
C000032987 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	0.48%	2.07%
Performance Inception Date									Dec. 05, 1978